Inventories	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Raw materials	90,882	106,667
Work-in-process	11,003	15,089
Finished goods	58,896	55,395
Total	160,781	177,151

The Group recorded inventory write-down of RMB9,535 and RMB1,817 for the six months ended June 30, 2023 and 2024, respectively.